Segment information (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of lines of business of groups operations center
	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Operating assets	229,718	42,191	210,318	5,072	25,015	163,604	675,918
Operating liabilities	(219,789)	-	(159,326)	-	(164,429)	(58,771)	(602,315)
Operating assets (liabilities), net	9,929	42,191	50,992	5,072	(139,414)	104,833	73,603

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Operating assets	455,745	34,566	164,289	34,002	62,238	53,427	804,267
Operating liabilities	(353,800)	-	(127,370)	-	(189,891)	(21,144)	(692,205)
Operating assets (liabilities), net	101,945	34,566	36,919	34,002	(127,653)	32,283	112,062

Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	June 30, 2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	10,114	(50)	2,945	(31)	12,978
Costs	(3,455)	70	(3,179)	-	(6,564)
Gross profit / (loss)	6,659	20	(234)	(31)	6,414
Net loss from fair value adjustment of investment properties	(7,649)	(121)	-	-	(7,770)
General and administrative expenses	(3,078)	14	-	47	(3,017)
Selling expenses	(1,511)	21	-	-	(1,490)
Other operating results, net	(157)	(20)	107	(16)	(86)
Loss from operations	(5,736)	(86)	(127)	-	(5,949)
Share of loss of associates and joint ventures	(3,988)	(392)	-	-	(4,380)
Segment profit	(9,724)	(478)	(127)	-	(10,329)
Reportable assets	204,883	(1,513)	-	19,412	222,782
Reportable liabilities	-	-	-	(140,058)	(140,058)
Net reportable assets	204,883	(1,513)	-	(120,646)	82,724
	June 30, 2020
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non- reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	16,731	(90)	4,655	(33)	21,263
Costs	(4,101)	80	(4,851)	-	(8,872)
Gross profit / (loss)	12,630	(10)	(196)	(33)	12,391
Net gain / (loss) from fair value adjustment of investment properties	51,059	(395)	-	-	50,664
General and administrative expenses	(3,371)	20	-	50	(3,301)
Selling expenses	(1,849)	27	-	-	(1,822)
Other operating results, net	17	28	91	(17)	119
Profit / (loss) from operations	58,486	(330)	(105)	-	58,051
Share of profit of associates and joint ventures	10,584	263	-	-	10,847
Segment profit / (loss)	69,070	(67)	(105)	-	68,898
Reportable assets	913,638	(1,040)	-	29,456	942,054
Reportable liabilities	(602,315)	-	-	(155,511)	(757,826)
Net reportable assets	311,323	(1,040)	-	(126,055)	184,228

	June 30, 2019
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	22,613	140)	5,567	(36)	28,004
Costs	(4,773)	102	(5,790)	-	(10,461)
Gross profit / (loss)	17,840	(38)	(223)	(36)	17,543
Net (loss) / gain from fair value adjustment of investment properties	(59,489)	1,258	-	-	(58,231)
General and administrative expenses	(4,176)	24	-	66	(4,086)
Selling expenses	(1,628)	9	-	-	(1,619)
Other operating results, net	(841)	282	119	(30)	(470)
(Loss) / profit from operations	(48,294)	1,535	(104)	-	(46,863)
Share of (loss) of associates and joint ventures	(9,060)	(1,527)	-	-	(10,587)
Segment (loss) / profit	(57,354)	8	(104)	-	(57,450)
Reportable assets	971,842	(915)	-	47,973	1,018,900
Reportable liabilities	(692,205)	-	-	(142,463)	(834,668)
Net reportable assets	279,637	(915)	-	(94,490)	184,232

Schedule of lines of business of groups operations center
	June 30, 2021
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,321	2,764	664	921	376	-	68	10,114
Costs	(865)	(226)	(751)	(1,065)	(317)	-	(231)	(3,455)
Gross profit / (loss)	4,456	2,538	(87)	(144)	59	-	(163)	6,659
Net (loss) / gain from fair value adjustment of investment properties	(20,342)	5,381	6,483	-	6	-	823	(7,649)
General and administrative expenses	(1,432)	(387)	(357)	(426)	(56)	(352)	(68)	(3,078)
Selling expenses	(451)	(199)	(684)	(141)	(26)	-	(10)	(1,511)
Other operating results, net	(126)	7	(13)	(12)	(12)	-	(1)	(157)
(Loss) / profit from operations	(17,895)	7,340	5,342	(723)	(29)	(352)	581	(5,736)
Share of (loss) of associates and joint ventures	-	-	(16)	-	(891)	-	(3,081)	(3,988)
Segment (loss) / profit	(17,895)	7,340	5,326	(723)	(920)	(352)	(2,500)	(9,724)

Investment properties and trading properties	54,317	76,925	55,943	-	114	-	2,307	189,606
Investment in associates and joint ventures	-	-	-	-	1,916	-	6,993	8,909
Other operating assets	348	1,325	1,948	2,603	-	8	136	6,368
Operating assets	54,665	78,250	57,891	2,603	2,030	8	9,436	204,883
	June 30, 2020
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,915	3,542	1,104	3,036	17	-	117	16,731
Costs	(851)	(207)	(1,008)	(1,870)	(18)	-	(147)	(4,101)
Gross profit / (loss)	8,064	3,335	96	1,166	(1)	-	(30)	12,630
Net (loss) / gain from fair value adjustment of investment properties	(3,162)	34,974	18,293	-	-	-	954	51,059
General and administrative expenses	(1,246)	(332)	(342)	(548)	(165)	(562)	(176)	(3,371)
Selling expenses	(1,065)	(126)	(296)	(345)	-	-	(17)	(1,849)
Other operating results, net	26	(39)	(41)	(30)	-	-	101	17
Profit / (loss) from operations	2,617	37,812	17,710	243	(166)	(562)	832	58,486
Share of profit / (loss) of associates and joint ventures	-	-	-	-	11,080	-	(496)	10,584
Segment profit / (loss)	2,617	37,812	17,710	243	10,914	(562)	336	69,070

Investment properties and trading properties	73,764	94,314	48,321	-	460	-	2,165	219,024
Investment in associates and joint ventures	-	-	799	-	3,011	-	10,119	13,929
Other operating assetsInvestment	412	321	1,131	2,759	-	9	135	4,767
Operating assets	74,176	94,635	50,251	2,759	3,471	9	12,419	237,720
	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	12,828	3,362	1,681	4,435	21	-	286	22,613
Costs	(1,166)	(197)	(790)	(2,383)	(9)	-	(228)	(4,773)
Gross profit	11,662	3,165	891	2,052	12	-	58	17,840
Net (loss) / gain from fair value adjustment of investment properties	(60,952)	925	1,091	-	9	-	(562)	(59,489)
General and administrative expenses	(1,420)	(318)	(425)	(738)	(165)	(940)	(170)	(4,176)
Selling expenses	(796)	(148)	(178)	(474)	-	-	(32)	(1,628)
Other operating results, net	(29)	(47)	(429)	172	(36)	-	(472)	(841)
(Loss) / profit from operations	(51,535)	3,577	950	1,012	(180)	(940)	(1,178)	(48,294)
Share of (loss) of associates and joint ventures	-	-	(56)	-	(5,526)	-	(3,478)	(9,060)
Segment (loss) / profit	(51,535)	3,577	894	1,012	(5,706)	(940)	(4,656)	(57,354)

Investment properties and trading properties	75,258	47,405	41,693	-	135	-	1,594	166,085
Investment in associates and joint ventures	-	-	665	-	(10,846)	-	7,353	(2,828)
Other operating assets	466	267	277	2,897	270	6	135	4,318
Operating assets	75,724	47,672	42,635	2,897	(10,441)	6	9,082	167,575